Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 13 — STOCKHOLDERS’ EQUITY

A roll forward of common stock activity is presented in the following table.

Number of Shares of Common Stock

	Issued	Less Treasury	Outstanding
Common Stock – December 31, 2011	200,980,752	(320,438)	200,660,314
Restricted/performance shares issued	272,702	-	272,702
Shares held to cover taxes on vesting restricted shares and other	-	(93,823)	(93,823)
Employee stock purchase plan participation	29,609	-	29,609
Common Stock – December 31, 2012	201,283,063	(414,261)	200,868,802
Restricted stock issued	873,842	-	873,842
Repurchase of common stock	-	(4,006,941)	(4,006,941)
Shares held to cover taxes on vesting restricted shares and other	-	(357,442)	(357,442)
Employee stock purchase plan participation	25,490	-	25,490
Common Stock – December 31, 2013	202,182,395	(4,778,644)	197,403,751

We declared and paid a $0.10 cash dividend on our common stock during the 2013 fourth quarter.  No other dividends were declared or paid in 2013 or 2012.

Accumulated Other Comprehensive Income/(Loss)

Total comprehensive income was $679.8 million for the year ended December 31, 2013, versus comprehensive losses of $587.4 million and $66.7 million for the years ended December 31, 2012 and 2011, respectively, including accumulated other comprehensive loss of $73.6 million and $77.7 million at December 2013 and 2012, respectively. The following table details the components of Accumulated Other Comprehensive Loss, net of tax:

Components of Accumulated Other Comprehensive Income (Loss) (dollars in millions)

	December 31, 2013			December 31, 2012
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Changes in benefit plan net gain/(loss) and prior service (cost)/credit	$ (24.3)	$ 0.2	$ (24.1)	$ (43.5)	$ 0.4	$ (43.1)
Foreign currency translation adjustments	(49.4)	-	(49.4)	(36.6)	-	(36.6)
Changes in fair values of derivatives qualifying as cash flow hedges	(0.2)	-	(0.2)	(0.1)	-	(0.1)
Unrealized net gains (losses) on available for sale securities	0.2	(0.1)	0.1	3.5	(1.4)	2.1
Total accumulated other comprehensive loss	$ (73.7)	$ 0.1	$ (73.6)	$ (76.7)	$ (1.0)	$ (77.7)

The following table details the changes in the components of Accumulated Other Comprehensive Income (Loss).

	Changes in benefit plan net gain (loss) and prior service (cost) credit	Foreign currency translation adjustments	Unrealized net gains (losses) on available for sale securities	Changes in fair values of derivatives qualifying as cash flow hedges	Total accumulated other comprehensive income (loss) ("AOCI")
Balance as of December 31, 2011	$ (54.8)	$ (28.2)	$ 1.1	$ (0.7)	$ (82.6)

AOCI activity before reclassifications	10.3	(16.8)	1.0	1.7	(3.8)
Amounts reclassed from AOCI	1.4	8.4	-	(1.1)	8.7
Net current period AOCI	11.7	(8.4)	1.0	0.6	4.9

Balance as of December 31, 2012	$ (43.1)	$ (36.6)	$ 2.1	$ (0.1)	$ (77.7)

AOCI activity before reclassifications	19.2	(21.2)	(2.8)	0.6	(4.2)
Amounts reclassed from AOCI	(0.2)	8.4	0.8	(0.7)	8.3
Net current period AOCI	19.0	(12.8)	(2.0)	(0.1)	4.1

Balance as of December 31, 2013	$ (24.1)	$ (49.4)	$ 0.1	$ (0.2)	$ (73.6)

Other Comprehensive Income/(Loss)

The amounts included in the Statement of Comprehensive Income (Loss) are net of income taxes. The income taxes associated with changes in benefit plans net gain/(loss) and prior service (cost)/credit totaled $(0.2) million for 2013 and  $0.2 million for 2012 and was not significant in 2011. The income taxes associated with changes in fair values of derivatives qualifying as cash flow hedges were not significant for 2013, 2012 and 2011. The change in income taxes associated with net unrealized gains on available for sale securities totaled $1.3 million for 2013 and $(1.0) million for 2012 and 2011.    The changes in benefit plans net gain/(loss) and prior service (cost)/credit reclassification adjustments impacting net income was $(0.2) million for 2013 and $1.4 million for 2012. These amounts were insignificant in 2011. The reclassification adjustments for unrealized gains (losses) on investments recognized through income were $0.8 million for 2013 and were not significant for 2012 and 2011.

The Company has operations in Canada, Europe and other countries. The functional currency for foreign operations is generally the local currency. The value of assets and liabilities of these operations is translated into U.S. dollars at the rate of exchange in effect at the balance sheet date. Revenue and expense items are translated at the average exchange rates during the year. The resulting foreign currency translation gains and losses, as well as offsetting gains and losses on hedges of net investments in foreign operations, are reflected in AOCI. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in earnings.

	Years Ended December 31,
	2013			2012
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount
Changes in benefit plan net gain/(loss) and prior service (cost)/credit
Gains (Losses)	$ (0.2)	$ -	$ (0.2)	$ 1.3	$ 0.1	$ 1.4

Foreign currency translation adjustments
Gains (Losses)	8.4	-	8.4	8.4	-	8.4

Net unrealized gains (losses) on available for sale securities
Gains (Losses)	1.3	(0.5)	0.8	-	-	-

Changes in fair value of derivatives qualifying as cash flow hedges
Gains (Losses)	(0.7)	-	(0.7)	(1.1)	-	(1.1)

Total Reclassifications out of AOCI	$ 8.8	$ (0.5)	$ 8.3	$ 8.6	$ 0.1	$ 8.7